Prepayments, Deposits and Other Receivables	12 Months Ended
Mar. 31, 2026
Prepayments, Deposits and Other Receivables [Abstract]
PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES	NOTE 5 — PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES
	As of March 31,
	2026	2025
	US$	US$
Utility deposits	383	387
Prepayments	17,201	438,563
Other receivables	15,512	15,750
Total	33,096	454,700